Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – 93.9%
Aerospace & Defense – 3.2%
HEICO Corp	950,685	$85,114,828
L3Harris Technologies Inc	1,572,814	311,212,706
Teledyne Technologies Inc*	950,583	329,415,033
		725,742,567
Airlines – 1.3%
Ryanair Holdings PLC (ADR)*	2,030,937	177,930,391
Southwest Airlines Co	2,127,372	114,835,541
		292,765,932
Auto Components – 0.5%
Visteon Corp*	1,263,047	109,367,240
Banks – 0.4%
SVB Financial Group*	397,504	99,789,404
Biotechnology – 1.2%
Neurocrine Biosciences Inc*	1,425,482	153,225,060
Sage Therapeutics Inc*	443,104	31,987,678
Sarepta Therapeutics Inc*	729,616	94,149,649
		279,362,387
Capital Markets – 4.8%
Cboe Global Markets Inc	1,298,534	155,824,080
LPL Financial Holdings Inc£	4,357,313	401,962,124
MSCI Inc	525,770	135,743,299
TD Ameritrade Holding Corp	8,125,148	403,819,856
		1,097,349,359
Commercial Services & Supplies – 2.9%
Cimpress PLC*,#,£	2,154,740	271,001,650
Edenred	3,438,610	177,796,632
Ritchie Bros Auctioneers Inc	4,870,747	209,198,584
		657,996,866
Consumer Finance – 0.6%
Synchrony Financial	3,750,332	135,049,455
Containers & Packaging – 1.1%
Sealed Air Corp	6,542,565	260,590,364
Diversified Consumer Services – 1.4%
frontdoor Inc*	2,553,727	121,097,734
ServiceMaster Global Holdings Inc*	5,485,620	212,074,069
		333,171,803
Electrical Equipment – 1.8%
Sensata Technologies Holding PLC*	7,500,411	404,047,141
Electronic Equipment, Instruments & Components – 5.6%
Belden Inc	2,149,628	118,229,540
Dolby Laboratories Inc£	3,593,696	247,246,285
Flex Ltd*	18,441,011	232,725,559
National Instruments Corp	5,909,661	250,215,047
TE Connectivity Ltd	4,617,128	442,505,548
		1,290,921,979
Entertainment – 0.6%
Liberty Media Corp-Liberty Formula One*	2,912,862	133,889,702
Equity Real Estate Investment Trusts (REITs) – 3.3%
Crown Castle International Corp	2,658,380	377,888,717
Lamar Advertising Co	4,251,997	379,533,252
		757,421,969
Health Care Equipment & Supplies – 8.3%
Boston Scientific Corp*	10,361,024	468,525,505
Cooper Cos Inc	1,373,983	441,446,998
Dentsply Sirona Inc	2,747,426	155,476,837
ICU Medical Inc*	738,542	138,195,979
STERIS PLC	2,356,290	359,145,722
Teleflex Inc	526,725	198,280,359
Varian Medical Systems Inc*	1,012,999	143,855,988
		1,904,927,388
Hotels, Restaurants & Leisure – 3.1%
Aramark	5,025,079	218,088,429
Dunkin' Brands Group Inc	3,419,609	258,317,264
Norwegian Cruise Line Holdings Ltd*	3,960,530	231,334,557
		707,740,250
Industrial Conglomerates – 1.0%
Carlisle Cos Inc	1,397,921	226,239,535

Shares or Principal Amounts		Value
Common Stocks – (continued)
Information Technology Services – 11.0%
Amdocs Ltd	5,484,437	$395,921,507
Broadridge Financial Solutions Inc	2,904,640	358,839,226
Euronet Worldwide Inc*	604,708	95,277,792
Fidelity National Information Services Inc	2,652,558	368,944,292
Gartner Inc*	192,908	29,727,123
Global Payments Inc	2,782,063	507,893,421
GoDaddy Inc*	5,470,400	371,549,568
WEX Inc*	1,933,556	405,002,640
		2,533,155,569
Insurance – 6.3%
Aon PLC	2,391,118	498,045,968
Intact Financial Corp	3,674,011	397,338,744
Willis Towers Watson PLC	962,992	194,466,604
WR Berkley Corp	5,220,135	360,711,328
		1,450,562,644
Internet & Direct Marketing Retail – 0.3%
Wayfair Inc*,#	744,019	67,236,997
Life Sciences Tools & Services – 5.2%
IQVIA Holdings Inc*	1,969,684	304,335,875
PerkinElmer Inc	4,426,073	429,771,688
PRA Health Sciences Inc*	1,603,829	178,265,593
Waters Corp*	1,244,934	290,878,829
		1,203,251,985
Machinery – 3.4%
Ingersoll-Rand PLC	1,021,102	135,724,878
Middleby Corp*	1,334,318	146,134,507
Rexnord Corp*,£	7,267,117	237,053,357
Wabtec Corp	3,492,998	271,755,244
		790,667,986
Media – 0.7%
Omnicom Group Inc	1,868,902	151,418,440
Oil, Gas & Consumable Fuels – 1.7%
Magellan Midstream Partners LP	6,391,969	401,863,091
Pharmaceuticals – 2.1%
Bristol-Myers Squibb Co	2,323,016	149,114,397
Catalent Inc*	4,239,328	238,674,166
Elanco Animal Health Inc*	3,377,336	99,462,545
		487,251,108
Professional Services – 3.5%
CoStar Group Inc*	393,023	235,145,661
IHS Markit Ltd*	2,976,743	224,297,585
Verisk Analytics Inc	2,328,712	347,769,850
		807,213,096
Road & Rail – 0.4%
Old Dominion Freight Line Inc	526,171	99,856,732
Semiconductor & Semiconductor Equipment – 7.9%
KLA Corp	1,973,353	351,592,304
Lam Research Corp	1,327,916	388,282,638
Microchip Technology Inc	5,141,541	538,422,173
ON Semiconductor Corp*	16,808,729	409,796,813
Xilinx Inc	1,211,262	118,425,086
		1,806,519,014
Software – 7.7%
Atlassian Corp PLC*	1,755,500	211,256,870
Constellation Software Inc/Canada	498,709	484,405,301
Intuit Inc	477,664	125,114,532
Nice Ltd (ADR)*	3,102,650	481,376,147
SS&C Technologies Holdings Inc	7,764,189	476,721,205
		1,778,874,055
Specialty Retail – 1.1%
CarMax Inc*	1,740,472	152,587,180
Williams-Sonoma Inc	1,523,296	111,870,858
		264,458,038
Textiles, Apparel & Luxury Goods – 0.8%
Gildan Activewear Inc	6,528,988	192,801,016
Trading Companies & Distributors – 0.7%
Ferguson PLC	1,715,179	155,603,212
Total Common Stocks (cost $13,245,036,005)		21,607,106,324
Rights – 0%
Pharmaceuticals – 0%
Bristol-Myers Squibb Co* (cost $5,342,937)	2,323,016	6,992,278

Shares or Principal Amounts		Value
Investment Companies – 6.1%
Money Markets – 6.1%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº,£ (cost $1,409,186,066)	1,409,183,215	$1,409,183,215
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº,£	16,696,080	16,696,080
Time Deposits – 0%
Canadian Imperial Bank of Commerce, 1.6000%, 1/2/20	$4,174,020	4,174,020
Total Investments Purchased with Cash Collateral from Securities Lending (cost $20,870,100)		20,870,100
Total Investments (total cost $14,680,435,108) – 100.1%		23,044,151,917
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(30,204,224)
Net Assets – 100%		$23,013,947,693

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$20,712,048,232	89.9%
Canada	1,283,743,645	5.5
Israel	481,376,147	2.1
Australia	211,256,870	0.9
Ireland	177,930,391	0.8
France	177,796,632	0.8

Total	$23,044,151,917	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/19
Common Stocks - 5.0%
Capital Markets - 1.7%
LPL Financial Holdings Inc	$1,089,328	$-	$45,098,189	$401,962,124
Commercial Services & Supplies - 1.2%
Cimpress PLC*,#	-	-	(13,079,272)	271,001,650
Electronic Equipment, Instruments & Components - 1.1%
Dolby Laboratories Inc	790,613	-	14,949,776	247,246,285
Machinery - 1.0%
Rexnord Corp*	-	-	42,696,015	237,053,357
Total Common Stocks	$1,879,941	$-	$89,664,708	$1,157,263,416
Preferred Stocks - N/A
Machinery - N/A
Rexnord Corp, 5.7500%	431,250	-	(2,818,682)	-
Investment Companies - 6.1%
Money Markets - 6.1%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	7,050,460	(12,179)	(2,851)	1,409,183,215
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº	140,334∆	-	-	16,696,080
Total Affiliated Investments - 11.2%	$9,501,985	$(12,179)	$86,843,175	$2,583,142,711

(1) For securities that were affiliated for a portion of the period ended December 31, 2019, this column reflects amounts for the entire period ended December 31, 2019 and not just the period in which the security was affiliated.

	Share Balance at 9/30/19	Purchases	Sales	Share Balance at 12/31/19
Common Stocks - 5.0%
Capital Markets - 1.7%
LPL Financial Holdings Inc	4,357,313	-	-	4,357,313
Commercial Services & Supplies - 1.2%
Cimpress PLC*,#	2,154,740	-	-	2,154,740
Electronic Equipment, Instruments & Components - 1.1%
Dolby Laboratories Inc	3,593,696	-	-	3,593,696
Machinery - 1.0%
Rexnord Corp*	6,076,057	1,191,060Ð	-	7,267,117
Preferred Stocks - N/A
Machinery - N/A
Rexnord Corp, 5.7500%	600,000	-	(600,000)Ð	-
Investment Companies - 6.1%
Money Markets - 6.1%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	1,490,802,402	518,827,762	(600,446,949)	1,409,183,215
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº	-	107,992,395	(91,296,315)	16,696,080

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
Canadian Dollar	1/9/20	(89,788,000)	$68,368,385	$(787,386)
Euro	1/9/20	(62,027,000)	69,264,115	(333,739)

				(1,121,125)
Citibank, National Association:
Canadian Dollar	1/9/20	(124,929,000)	95,156,544	(1,065,237)
Euro	1/9/20	(69,322,000)	77,483,730	(299,533)

				(1,364,770)
Credit Suisse International:
Canadian Dollar	2/13/20	(130,997,000)	98,706,241	(2,207,671)
HSBC Securities (USA), Inc.:
Canadian Dollar	2/27/20	(139,683,000)	105,974,519	(1,633,673)
Euro	2/27/20	(93,385,000)	104,160,878	(940,407)

				(2,574,080)
JPMorgan Chase Bank, National Association:
Euro	1/9/20	(76,005,000)	84,968,250	(313,723)
Total				$(7,581,369)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2019

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 671,503,424

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2019.

#	Loaned security; a portion of the security is on loan at December 31, 2019.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Ð	All or a portion is the result of a corporate action.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$21,607,106,324	$-	$-
Rights	6,992,278	-	-
Investment Companies	-	1,409,183,215	-
Investments Purchased with Cash Collateral from Securities Lending	-	20,870,100	-
Total Assets	$21,614,098,602	$1,430,053,315	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$7,581,369	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.